WARRANTY LIABILITIES (Details) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Warranty Liability [Line Items]
Beginning balance	$ 3,960,641	$ 3,575,920
Expense accrued	7,433,104	1,502,131
Expense incurred	(3,790,594)	(1,206,893)
Exchange difference	13,180	89,483
Closing balance	7,616,331	3,960,641
Less: current portion of warranty liabilities	(4,013,521)	(1,865,784)
Long-term warranty liabilities	$ 3,602,810	$ 2,094,857